EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
17.	EARNINGS PER SHARE

The following table sets forth the calculation of basic and diluted earnings per common share using the two-class method (dollars in thousands, except per share data):

	Years ended
	2017	2016	2015
Numerator
Net income (loss)	$2,598	$(29,112)	$22,798
Less:
Dividends declared and paid to shareholders	—	—	(41,388)
Dividend equivalents paid to vested RSUs and SARs	—	—	(1,054)
Net income (loss) attributable to common shareholders	$2,598	$(29,112)	$(19,644)
Denominator
Weighted average shares outstanding-Basic	30,307,357	33,239,001	41,222,690
Dilutive common equivalent shares:
RSUs	—	—	7,950
SARs	46,068	—	84,509
Weighted average shares outstanding-Diluted	30,353,425	33,239,001	41,315,149
Earnings (loss) per share:
Basic
Distributed earnings	$—	$—	$1.00
Undistributed income (excess distribution)	$0.09	$(0.88)	$(0.48)
Basic earnings (loss) per share	$0.09	$(0.88)	$0.52
Diluted
Distributed earnings	$—	$—	$1.00
Undistributed income (excess distribution)	$0.09	$(0.88)	$(0.48)
Diluted earnings (loss) per share	$0.09	$(0.88)	$0.52

Basic earnings (loss) per share is calculated by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share is calculated by dividing net income (loss) available to common shareholders by the sum of the weighted average number of common shares outstanding and the potential number of dilutive common shares outstanding during the period, excluding the effect of any anti-dilutive securities.

SARs granted by the Company that contain non-forfeitable rights to receive dividend equivalents are deemed participating securities (see Note 16). Net income (loss) available to common shareholders is determined by reducing the Company’s net income (loss) for the period by dividend equivalents paid on vested SARs during the period.